Cover Page	Apr. 30, 2024
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Apr. 30, 2024
Entity Registrant Name	AIR PRODUCTS AND CHEMICALS, INC.
Entity Central Index Key	0000002969
Amendment Flag	false
Entity Incorporation, State or Country Code	DE
Entity File Number	001-04534
Entity Tax Identification Number	23-1274455
Entity Address, Address Line One	1940 Air Products Boulevard
Entity Address, City or Town	Allentown
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	18106-5500
City Area Code	610
Local Phone Number	481-4911
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock, par value $1.00 per share
Entity Information [Line Items]
Title of 12(b) Security	Common Stock, par value $1.00 per share
Trading Symbol	APD
Security Exchange Name	NYSE
1.000% Euro Notes due 2025
Entity Information [Line Items]
Title of 12(b) Security	1.000% Euro Notes due 2025
Trading Symbol	APD25
Security Exchange Name	NYSE
0.500% Euro Notes due 2028
Entity Information [Line Items]
Title of 12(b) Security	0.500% Euro Notes due 2028
Trading Symbol	APD28
Security Exchange Name	NYSE
0.800% Euro Notes due 2032
Entity Information [Line Items]
Title of 12(b) Security	0.800% Euro Notes due 2032
Trading Symbol	APD32
Security Exchange Name	NYSE
4.000% Euro Notes due 2035
Entity Information [Line Items]
Title of 12(b) Security	4.000% Euro Notes due 2035
Trading Symbol	APD35
Security Exchange Name	NYSE